Leases - Schedule of Changes in Carrying Value of Right of Use Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		$ 636		$ 656		$ 551
Additions		436	[1]	123	[2]	189	[3]
Deletions		(51)		(17)		(20)
Depreciation		(147)		(105)		(86)
Translation difference		(37)		(21)		22
Ending balance		837		636		656
Land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		83		86		83
Additions	[2],[3]					1
Depreciation		(1)		(1)		(1)
Translation difference		(6)		(2)		3
Ending balance		76		83		86
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		489		545		461
Additions		107	[1]	60	[2]	168	[3]
Deletions		(5)		(11)		(20)
Depreciation		(84)		(88)		(80)
Translation difference		(33)		(17)		16
Ending balance		474		489		545
Vehicles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		2		3		2
Additions		1	[1]			1	[3]
Depreciation		(1)		(1)		(1)
Translation difference						1
Ending balance		2		2		3
Computer Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		62		22		5
Additions		328	[1]	63	[2]	19	[3]
Deletions		(46)		(6)
Depreciation		(61)		(15)		(4)
Translation difference		2		(2)		2
Ending balance		$ 285		$ 62		$ 22

[1]	Net of adjustments on account of modifications and lease incentives
[2]	Net of adjustments on account of modifications and lease incentives
[3]	Net of adjustments on account of modifications and lease incentives